Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Financial Statements
Parent Company Only Financial Statements

Condensed financial information of the parent company only is presented in the following two tables:

Balance Sheets	December 31,
	2018	2017
	(Dollars in thousands)
Assets:
Cash	$2,049	$1,578
Investments in subsidiaries	166,173	147,664
Other assets	3	5
Total assets	$168,225	$149,247
Liabilities and Equity:
Subordinated debentures	$13,403	$13,403
Other liabilities	1,502	1,196
Equity	153,320	134,648
Total liabilities and equity	$168,225	$149,247

Statements of Income	Years ended December 31,
	2018	2017
	(Dollars in thousands)
Income:
Dividends from bank subsidiary	6,600	5,200
Total income	6,600	5,200
Expense:
Interest on subordinated debentures	491	399
Salary	160	160
Other expenses	122	118
Total expenses	773	677
Net Income	5,827	4,523
Equity in undistributed income of subsidiaries	18,997	7,347
Net income	24,824	11,870
Preferred stock dividend and discount accretion	(446)	(1,119)
Net income available to common shareholders	$24,378	$10,751

Statements of Cash Flows
	Years ended December 31,
	2018	2017
	(Dollars in thousands)
Cash Flows from Operating Activities
Net income	$24,824	$11,870
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(18,997)	(7,347)
Changes in
Increase in other assets	(2)	—
Increase in accrued interest payable and other accrued liabilities	(4)	242
Other	19	—
Net cash provided by operating activities	5,840	4,765
Cash Flows from Financing Activities
Proceeds from exercise of stock options	43	87
Payment of dividend on preferred stock and common stock	(5,412)	(4,385)
Other, net	—	(206)
Net cash used in financing activities	(5,369)	(4,504)
Increase (decrease) in cash and cash equivalents	471	261
Cash and Cash Equivalents, January 1,	1,578	1,317
Cash and Cash Equivalents, December 31,	$2,049	$1,578